Average Annual Total Returns - Transamerica Managed Risk - Balanced ETF VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Managed Risk – Balanced ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Managed Risk – Balanced ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Managed Risk – Balanced ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.48%	6.49%	5.72%	May 01, 2008	4.19%	6.24%	5.47%	May 01, 2008	7.51%	4.44%	3.84%	13.53%	[1]	9.26%	[1]	7.74%	[1]

[1]	The Transamerica Managed Risk – Balanced ETF VP Blended Benchmark consists of the following: Bloomberg Barclays US Aggregate Bond Index, 50%; MSCI U.S. Broad Market Index, 34%; and FTSE All-World Index ex-U.S., 16%.